Cash and Cash Equivalents - Summary of Composition of Other Operations (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Monetary position	$ 4,859,384,205	$ 4,389,203,488	$ 4,971,392,307
Exchange rate	(3,528,697,851)	(1,416,072,183)	(1,207,335,814)
Others non-cash items	(348,903,345)	(655,185,394)	9,006,895
Total	$ 981,783,009	$ 2,317,945,911	$ 3,773,063,388